Annual Total Returns[BarChart] - ProShares Short Russell2000 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.02%)	(17.96%)	(30.57%)	(8.41%)	0.40%	(21.05%)	(13.61%)	11.50%	(19.86%)	(30.95%)